Loss Per Share (Tables) - ColdQuanta, Inc. dba Infleqtion [Member]	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Line Items]
Schedule of computation of basic net loss per share attributable to common stockholders	The following table sets forth the computation of basic net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Years Ended December 31,
	2025	2024
Numerator:
Net loss attributable to common stockholders	$(31,795)	$(53,764)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders — basic	46,185,671	39,808,027

Net loss per share attributable to common stockholders —	$(0.69)	$(1.35)

Schedule of outstanding shares of potentially dilutive securities
The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders, as their effect would be anti-dilutive:

	Years Ended December 31,
	2025	2024
Common stock options outstanding	90,082,089	95,062,546
Convertible redeemable preferred stock outstanding	383,532,609	343,641,595
Unvested restricted common stock awards	1,207,791	3,192,020

Total	474,822,489	441,896,161